Business combination - Schedule of Purchase Price Allocation Cyber Technology (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jul. 15, 2024
Business Combination [Line Items]
Goodwill	$ 119,559	$ 28,714
Cyber Technology
Business Combination [Line Items]
Net Assets			$ 108
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Finite-Lived			1,810
Goodwill			1,885
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net, Total			3,803
Cyber Technology | Customer Relationships [Member]
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Finite-Lived			365
Cyber Technology | CELLE_ Facility clearance
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Finite-Lived			1,396
Cyber Technology | Backlog
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Finite-Lived			$ 49